Stock Plans - Employee Share Investment Plan (Details) (Employee Share Investment Plan [Member], CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 participants	Dec. 31, 2011 participants	Dec. 31, 2010 participants
Employee Share Investment Plan [Member]
Share Based Compensation Arrangement By Employee Share Investment Plan Disclosures [Line Items]
Maximum percentage of gross salary employee can contribute toward purchase of Company common stock (in hundredths)	10.00%
Maximum percentage of additional contribution made by the Company of amount invested by employee (in hundredths)	35.00%
Maximum percentage of gross salary employer can contribute toward purchase of Company common stock (in hundredths)	6.00%
Number of employees participating in plan and holding shares at balance sheet date	17,423	16,218	14,997
Number of shares purchased for employees under employee share investment plan, including employer contributions	1.3	1.3	1.3
Expense for Company contribution during period under employee share investment plan	24	21	19